EBP Net Periodic Benefit Cost & OCI (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost	$ 50	$ 54	$ 59
Interest cost	59	62	58
Expected return on plan assets	(82)	(85)	(75)
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	27	30	42
Net actuarial loss from settlements	71	2	2
Reclassification to regulatory liability	0	0	0
Net periodic benefit cost (credit)	125	63	86
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	62	(23)	5
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	27	30	42
Net actuarial loss from settlements	71	2	2
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	160	9	49
Amounts included in Accumulated other comprehensive income (loss) expected to be amortized in next fiscal year:
Prior service credit	0
Net actuarial loss	23
Other Postretirement Benefits [Member]
Components of net periodic benefit cost (credit):
Service cost	1	1	2
Interest cost	8	8	9
Expected return on plan assets	(11)	(12)	(12)
Amortization of prior service credit	(13)	(15)	(17)
Amortization of net actuarial loss	0	0	2
Net actuarial loss from settlements	0	0	0
Reclassification to regulatory liability	3	4	3
Net periodic benefit cost (credit)	(12)	(14)	(13)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	(3)	0	8
Amortization of prior service credit	(5)	(6)	(6)
Amortization of net actuarial loss	0	0	2
Net actuarial loss from settlements	0	0	0
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	(8)	(6)	4
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	6	2	10
Amortization of prior service credit	(8)	$ (9)	$ (11)
Amounts included in Accumulated other comprehensive income (loss) expected to be amortized in next fiscal year:
Prior service credit	(1)
Net actuarial loss	0
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline expected to be amortized in next fiscal year:
Prior service credit	(2)
Net actuarial loss	$ 0